N-2 $ in Millions	Feb. 20, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001414932
Amendment Flag	false
Securities Act File Number	814-00755
Document Type	8-K
Entity Registrant Name	Oaktree Specialty Lending Corporation
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On February 20, 2025, Oaktree Specialty Lending Corporation (the “Company”) entered into an underwriting agreement (the “Underwriting Agreement”) by and among the Company, Oaktree Fund Advisors, LLC, Oaktree Fund Administration, LLC, and SMBC Nikko Securities America, Inc., BNP Paribas Securities Corp., ING Financial Markets LLC and Wells Fargo Securities, LLC, as representatives of the several underwriters, in connection with the issuance and sale of $300.0 million aggregate principal amount of the Company’s 6.340% Notes due 2030 (the “Offering”). The closing of the Offering is expected to occur on February 27, 2025, subject to customary closing conditions. The net proceeds to the Company will be $296.2 million, after deducting the underwriting discount of $3.0 million payable by the Company and estimated Offering expenses of approximately $0.8 million payable by the Company.

Long Term Debt, Title [Text Block]	6.340% Notes due 2030
Long Term Debt, Principal	$ 300.0